Property, Plant and Equipment - Additional Information (Detail) - TWD ($) $ in Millions	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Jun. 30, 2021	Jun. 30, 2020
Bottom of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term		1 year	1 year
Top of range [member]
Disclosure of detailed information about property, plant and equipment [line items]
Operating lease term		5 years	5 years
Main plants [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment		20 years
Mechanical and electrical power equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment		10 years
Clean rooms [member]
Disclosure of detailed information about property, plant and equipment [line items]
Estimated useful lives for property, plant and equipment		10 years
Machinery and equipment
Disclosure of detailed information about property, plant and equipment [line items]
Reversal of impairment	$ 274.4